Goodwill and Other Intangible Assets, net - Net Carrying Value of Other Intangibles (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	$ 960.9	$ 1,060.4
Carlisle Construction Materials
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	300.9	345.3
Carlisle Interconnect Technologies
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	384.8	441.0
Carlisle Fluid Technologies
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	261.3	272.8
Corporate
Net book value of other intangible assets by the reportable segment
Other intangible assets, net	$ 13.9	$ 1.3